Leases (Tables)	12 Months Ended
Jun. 29, 2013
Book Value Of Capital Lease Assets

In millions	June 29, 2013	June 30, 2012
Gross book value of capital lease assets included in property	$3	$4
Net book value of capital lease assets included in property	—	2

Future Minimum Lease Payments For Operating Leases
Future minimum payments, by year and in the aggregate, under capital leases are less than $1 million at June 29, 2013. Future minimum payments, by year end in the aggregate, under noncancelable operating leases having an original term greater than one year at June 29, 2013 were as follows:

In millions	Operating Leases
2014	$19
2015	15
2016	11
2017	10
2018	9
Thereafter	77
Total minimum lease payments	$141

Lease Depreciation and Expense

In millions	2013	2012	2011
Depreciation of capital lease assets	$2	$1	$1
Rental expense under operating leases	23	22	27